Segment reporting - Income statement (Detail) - USD ($) $ in Millions		1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 12, 2023	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Total revenues			$ 9,540	$ 8,744	$ 8,917	$ 18,284	$ 18,299
Negative goodwill			28,925			28,925
Credit loss expense / (release)			740	38	7	778	25
Operating expenses			8,486	7,210	6,295	15,696	12,929
Operating profit / (loss) before tax			29,239	1,495	2,615	30,735	5,344
Tax expense / (benefit)			361	459	497	820	1,082
Net profit / (loss)			28,878	$ 1,037	$ 2,118	29,915	4,262
Credit Suisse
Disclosure Of Operating Segments [Line Items]
Negative goodwill	$ 28,925					28,925
Operating profit / (loss) before tax						28,925
UBS BDs
Disclosure Of Operating Segments [Line Items]
Total revenues						17,128	18,299
Credit loss expense / (release)			16			54	25
Operating expenses						14,055	12,929
Operating profit / (loss) before tax						3,019	5,344
Tax expense / (benefit)						807	1,082
Net profit / (loss)						2,212	$ 4,262
Credit Suisse BDs
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)			$ 724
Credit Suisse BDs | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues		$ 743				743
Credit loss expense / (release)		101				101
Operating expenses		1,807				1,807
Operating profit / (loss) before tax		(1,165)				(1,165)
Credit Suisse BDs | Reconciliation from US GAAP to IFRS
Disclosure Of Operating Segments [Line Items]
Total revenues		413				413
Credit loss expense / (release)		623				623
Operating expenses		(166)				(166)
Operating profit / (loss) before tax		$ (44)				$ (44)